Commitments and Contingencies - Schedule of Future Commitments Under Non-cancelable Operating Lease Agreements (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 287	$ 1,148
2024	1,158	935
2025	1,102	650
2026	729	497
2027	640	375
Thereafter	108	49
Total lease payments	4,024	3,654
Less: present value adjustment	(637)	(586)
Total lease liabilities	3,387	3,068
Less: current lease liability	(873)	(905)	$ 0
Long-term operating lease liabilities	$ 2,514	$ 2,163	$ 0